Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Loan amount	$ 15,000
Principal balance amount	15,000
Interest receivable		$ 15,189	$ 15,189
Sales to related parties		500
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Term loan agreement	$ 15,000
Maturity date	Apr. 30, 2020
Fixed interest rate	5.00%
Interest receivable		200	200
Interest income		800	800	$ 800
Loan amount		$ 15,000	$ 15,000